Mid Cap Index Trust Expense Example - Mid Cap Index Trust	Dec. 31, 2025 USD ($)
Series I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 47
Expense Example, with Redemption, 3 Years	172
Expense Example, with Redemption, 5 Years	307
Expense Example, with Redemption, 10 Years	703
Series II
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	67
Expense Example, with Redemption, 3 Years	235
Expense Example, with Redemption, 5 Years	417
Expense Example, with Redemption, 10 Years	944
NAV
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	42
Expense Example, with Redemption, 3 Years	156
Expense Example, with Redemption, 5 Years	280
Expense Example, with Redemption, 10 Years	$ 642